Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1.	Organization and Basis of Presentation

The accompanying condensed consolidated financial statements include PeerStream, Inc., and its wholly owned subsidiaries, A.V.M Software, Inc., Paltalk Software Inc., Paltalk Holdings, Inc., Tiny Acquisition Inc., Camshare, Inc., Fire Talk LLC, PeerStream Mobile Limited (UK) and Vumber LLC (collectively, the “Company”).

Effective March 12, 2018, the Company changed its name from “Snap Interactive, Inc.” to “PeerStream, Inc.” In connection with the name change, the Company also changed its trading symbol on the OTCQB Marketplace from “STVI” to “PEER.”

The Company is an Internet software company. Under its registered trademarks, the Company develops and operates computer software that enables spontaneous global real time audio/video conversation via the internet and operates a portfolio of dating applications. On March 8, 2018, the Company launched PeerStream Business Solutions to provide technology licensing, services and support related to multimedia streaming and communications for third party developers and corporate clients (“PeerStream Business Solutions”).

The condensed consolidated financial statements included in this report have been prepared on a going concern basis in accordance with GAAP and the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial information. The Company has not included certain information normally included in annual financial statements pursuant to those rules and regulations, although it believes that the disclosure included herein is adequate to make the information presented not misleading. The condensed consolidated financial statements contained herein should be read in conjunction with the Company’s audited consolidated financial statements and the related notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017, filed with the SEC on March 22, 2018 (the “Form 10-K”).

In the opinion of management, the accompanying unaudited condensed consolidated financial information contains all normal and recurring adjustments necessary to fairly present the condensed consolidated balance sheet, results of operations, cash flows and changes in the stockholders’ equity of the Company for the interim periods presented. The Company’s historical results are not necessarily indicative of future operating results and the results for the three months ended March 31, 2018 are not necessarily indicative of results for the year ending December 31, 2018, or for any other period.

Reverse Stock Split

The Company completed a 1-for-35 reverse stock split which became effective at the close of regular trading hours on January 5, 2017, and the Company’s common stock began trading on a post-reverse stock split basis at the opening of regular trading hours on January 6, 2017. Except as otherwise provided herein, all share and per-share amounts of the Company’s common stock and stock options have been adjusted to give effect to the reverse stock split for all periods presented.

1.	Organization and Description of Business

On October 7, 2016, PeerStream, Inc. (f/k/a Snap Interactive, Inc.) and its wholly owned subsidiary, Snap Mobile Limited (collectively, “PeerStream”), completed a business combination with privately-held A.V.M. Software, Inc. and its wholly owned subsidiaries, Paltalk Software Inc., Paltalk Holdings, Inc., Tiny Acquisition Inc., Camshare, Inc., Vumber LLC and Fire Talk LLC (collectively, “AVM”) in accordance with the terms of an Agreement and Plan of Merger (the “AVM Merger Agreement”), by and among PeerStream, SAVM Acquisition Corporation, PeerStream’s former wholly owned subsidiary, AVM and Jason Katz, pursuant to which AVM merged with and into SAVM Acquisition Corporation, with AVM surviving as a wholly owned subsidiary of PeerStream (the “AVM Merger”).

Under U.S. generally accepted accounting principles (“GAAP”), the AVM Merger is treated as a “reverse merger” under the acquisition method of accounting. For accounting purposes, AVM is considered to have acquired PeerStream. Consequently, the historical financial statements reflect the operations and financial condition of AVM and operating results of PeerStream are reported beginning on the closing date of the AVM Merger (collectively, the “Company” or “we”).

The Company is an Internet software company. Under its registered trademarks, the Company develops and operates computer software that enables spontaneous global real time audio/video conversation via the internet and operates a portfolio of dating applications.

Reverse Stock Split

The Company completed a 1-for-35 reverse stock split which became effective on January 5, 2017. Except as otherwise provided herein, all share and per-share amounts of the Company’s common stock and stock options have been adjusted to give effect to the reverse stock split for all periods presented.

Terminated LiveXLive Merger Agreement

On September 6, 2017, the Company entered into an Agreement and Plan of Merger with LiveXLive Media, Inc. (“LiveXLive”), LXL Video Acquisition Corp., a wholly owned subsidiary of LiveXLive (“Merger Sub”), and Jason Katz, as the agent of the stockholders of the Company, pursuant to which the Company would have merged with and into Merger Sub, with Merger Sub surviving as a wholly owned subsidiary of LiveXLive (the “LiveXLive Merger Agreement”).

On October 31, 2017, the Company provided a letter to LiveXLive that terminated the LiveXLive Merger Agreement, pursuant to Section 8.2(a) of the LiveXLive Merger Agreement, due to certain conditions of the LiveXLive Merger Agreement not having been fulfilled as of October 27, 2017, which relieved the Company of its obligations under the LiveXLive Merger Agreement. No termination fee was payable by the Company in connection with the termination of the LiveXLive Merger Agreement. The Company incurred in one-time expenses of approximately $452,000 as a result of the cancelled LiveXLive Merger Agreement.